UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               ---------------------------

Check here if Amendment[X]; Amendment Number: --------------------
   This Amendment (Check only one.): [X] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Harber Asset Management, LLC
               ------------------------------------------------------
               666 Fifth Avenue
               ------------------------------------------------------
               37th Floor
               ------------------------------------------------------
               New York, NY 10103
               ------------------------------------------------------

Form 13F File Number:  28- 12251
                           -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Harold W. Berry III
                 -------------------------------------------------
Title:           Managing Member
                 -------------------------------------------------
Phone:           (212) 808-7430
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Harold W. Berry III              New York, NY                May 14, 2009
--------------------------  ------------------------------  --------------------
      [Signature]                    [City, State]                 [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number              Name
   28-   06273                  Graham Partners, L.P.
         ---------------------  -----------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                            ----------------------------

Form 13F Information Table Entry Total:                  61
                                            ----------------------------

Form 13F Information Table Value Total:                36,490
                                            ----------------------------
                                                    (thousands)


List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7         COLUMN 8
---------------------------  ----------  --------- --------  -------------------- --------------  --------  ------------------------
                               TITLE                  VALUE   SHRS OR  SH/  PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
      NAME OF ISSUER          OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN  CALL    DISCRETION    MANAGERS   Sole   Shared    None
---------------------------  ----------  --------- --------  -------- ----- ----- --------------  --------  ------- -------  -------

8x8 INC New                   COM        282914100     399    700000   SH         Shared-Defined      1              214400
Net Servicos De Comunicaco    Spon ADR   64109T201     725    100000   SH         Shared-Defined      1              100000
Accelrys INC                  COM        00430U103    1719    431830   SH         Shared-Defined      1              431830
Actel                         COM        004934105    1316    130000   SH         Shared-Defined      1              130000
Autodesk                      COM        052769106     504     30000   SH         Shared-Defined      1               30000
Autoliv INC                   COM        052800109     186     10000   SH         Shared-Defined      1               10000
Anadigics                     COM        032515108     207    100000   SH         Shared-Defined      1              100000
Anadarko Petroleum Corp       COM        032511107     292      7500   SH         Shared-Defined      1                7500
Arrow Electronics             COM        042735100     286     15000   SH         Shared-Defined      1               15000
ATMI INC                      COM        00207R101     540     35000   SH         Shared-Defined      1               35000
AVNET INC                     COM        053807103     613     35000   SH         Shared-Defined      1               35000
Crown Holdings INC            COM        228368106     682     30000   SH         Shared-Defined      1               30000
Chordiant Software INC        COM        170404305     723    238615   SH         Shared-Defined      1              238615
Ciena Corp                    COM        171779309     156     20000   SH         Shared-Defined      1               20000
Clearone Communications INC   COM        185060100     232     77285   SH         Shared-Defined      1               77285
MKTG INC                      COM        60688K108     117    126343   SH         Shared-Defined      1              126343
Copart INC                    COM        217204106     356     12000   SH         Shared-Defined      1               12000
Cisco Systems INC             COM        17275R102     335     20000   SH         Shared-Defined      1               20000
COSTAR GROUP INC              COM        22160N109     756     25000   SH         Shared-Defined      1               25000
EMC Corp/Massachusetts        COM        268648102     342     30000   SH         Shared-Defined      1               30000
Entegris INC                  COM        29362U104     129    150000   SH         Shared-Defined      1              150000
EZCORP INC-CL A               COM        302301106     174     15000   SH         Shared-Defined      1                       15000
Falconstor Software INC       COM        306137100     418    175000   SH         Shared-Defined      1              175000
FEI Company                   COM        30241L109     154     10000   SH         Shared-Defined      1               10000
Corning                       COM        219350105     664     50000   SH         Shared-Defined      1               50000
Home Depot INC                COM        437076102     836     35500   SH         Shared-Defined      1               35500
International Flavors &
Fragrances INC                COM        459506101    1371     45000   SH         Shared-Defined      1               45000
Intuit Inc                    COM        461202103    1350     50000   SH         Shared-Defined      1               50000
Juniper Networks INC          COM        48203r104     602     40000   SH         Shared-Defined      1               40000
KENEXA Corp                   COM        488879107     270     50000   SH         Shared-Defined      1               50000
Littelfuse INC                COM        537008104     714     65000   SH         Shared-Defined      1               65000
LOJACK Corporation            COM        539451104     113     25000   SH         Shared-Defined      1               25000
MIPS Technologies INC         COM        604567107    1025    350000   SH         Shared-Defined      1              350000
MKS Instruments INC           COM        55306N104     880     60000   SH         Shared-Defined      1               60000
Microsoft Corp                COM        594918104    1745     95000   SH         Shared-Defined      1               95000
Netscout Systems INC          COM        64115T104     752    105000   SH         Shared-Defined      1              105000
PC-TEL INC                    COM        69325Q105    3225     75000   SH         Shared-Defined      1               75000
Children's Place              COM        168905107     328     15000   SH         Shared-Defined      1               15000
Soundbite Communications
INC                           COM        836091108     168    125000   SH         Shared-Defined      1              125000
Sigma Designs INC             COM        826565103     187     15000   SH         Shared-Defined      1               15000
Salary.com INC                COM        794006106     140    100000   SH         Shared-Defined      1              100000
Selectica INC                 COM        816288104     228    555188   SH         Shared-Defined      1              555188
Sonicwall                     COM        835470105     669    150000   SH         Shared-Defined      1              150000
Ultrashort Real Estate
Prosh                         COM        74347R552     264      5000   SH         Shared-Defined      1                5000
SRS Labs INC                  COM        78464M106     385     78155   SH         Shared-Defined      1               78155
Star Buffet INC               COM        855086104      91     74853   SH         Shared-Defined      1               74853
Sumtotal Systems INC          COM        866615107     534    315800   SH         Shared-Defined      1              315800
SYMANTEC                      COM        871503108     149     10000   SH         Shared-Defined      1               10000
Team INC                      COM        878155100     117     10000   SH         Shared-Defined      1               10000
Taleo Corp-Class A            COM        87424n104     472     40000   SH         Shared-Defined      1               40000
Triquint Semiconductor INC    COM        89674k103     741    300000   SH         Shared-Defined      1              300000
Telecommunication Systems-A   COM        87929J103     183     20000   SH         Shared-Defined      1               20000
Microtune Inc                 COM        59514P109     337    185000   SH         Shared-Defined      1              185000
VeriSign Inc                  COM        92343E102     868     46000   SH         Shared-Defined      1               46000
Virtusa Corp                  COM        92827P102     637    102709   SH         Shared-Defined      1              102709
Vishay Intertechnology INC    COM        928298108    1322    380000   SH         Shared-Defined      1              380000
Powershares DB Agricultrue
Fund                          COM        73936b408     245     10000   SH         Shared-Defined      1               10000
Cadence Design Sys INC
12/15/2011 1.375%             Note       127387AD0     370    500000   SH         Shared-Defined      1              500000
Ciena Corp Cien .25%
05/01/2013                    Note       171779AB7     784   1250000   SH         Shared-Defined      1             1250000
Diodes INC Diod @ 2.25%
10/01/2026                    Note       254543AA9    1155   1500000   SH         Shared-Defined      1             1500000
Lawson Sofware Inc LWSN
4/2012 2.5%                   Note       52078PAA0    1208   1500000   SH         Shared-Defined      1             1500000